INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6 - INVENTORIES:

	December 31
	2016	2015
	U.S. dollars in thousands
Raw materials and supplies	$11,929	$12,927
In-process inventories	11,428	6,379
Finished goods	2,974	2,509
	$26,331	$21,815

The Company records an inventory obsolescence reserve, which represents any excess of the cost of the inventory over its estimated market value, based on various product sales projections. This reserve is calculated based on age, historical trends and forecasted sales. There is inherent professional judgment and subjectivity made by both production and quality assurance members of management in determining the estimated obsolescence reserve.

The Company recorded raw material and in-process inventory obsolescence reserves of $2,897,000 and $972,000 for the years ended December 31, 2016 and 2015, respectively.

Based on the Company's estimates of the timing of forecasted sales, approximately $12.1 million of raw materials and in-process inventory as of December 31, 2016 may not be sold during the next twelve months.